CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash	$ 11,710	$ 32,156
Accounts receivable, net	16,256	11,637
Related party receivables	16,125	13,125
Marketable securities	30,000	18,000
Total Current Assets	74,091	70,188
Property and equipment, net	7,043	7,998
Intangible assets, net	3,418,621
Goodwill	700,528
Total Assets	4,200,283	78,186
Current Liabilities
Accounts payable and accrued expenses	498,366	368,790
Deferred revenue	54,823	13,195
Notes and loans payable-current	1,466,700	24,000
Related party payable	829,418	398,270
Total Current Liabilities	2,849,307	804,255
Long Term Liabilities
Notes and loans payable - long term	97,800	121,800
Related party loans - long term	10,000	1,245,840
Total Long Term Liabilities	107,800	1,367,640
Total Liabilities	2,957,107	2,171,895
STOCKHOLDERS' DEFICIT
Preferred Stock, $0.00001 par value, 10,000,000 and 500,000 shares authorized, none issued and outstanding as of December 31, 2012 and 2011, respectively
Common stock, $0.00001 par value, 100,000,000 shares and 4,000,000 authorized, 35,192,045 and 30,005,185 issued and outstanding, as of December 31, 2012 and 2011, respectively	352	300
Additional paid in capital	5,639,671	1,118,683
Accumulated deficit	(4,396,847)	(3,197,991)
Total Stockholders' Equity	1,243,176	(2,079,008)
Non-controlling interest		(14,701)
Total Stockholders' Deficit		(2,093,709)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	4,200,283	78,186
Previously reported
Current Assets
Cash	11,147	27,426
Affiliate advances	173,400
Total Current Assets	246,928
Total Assets	253,971
Current Liabilities
Accounts payable and accrued expenses	386,279
Notes and loans payable-current	449,000
Total Current Liabilities	1,719,520
Long Term Liabilities
Total Liabilities	1,827,320
STOCKHOLDERS' DEFICIT
Additional paid in capital	2,517,329
Accumulated deficit	(4,091,030)
Total Stockholders' Equity	(1,573,349)
Total Stockholders' Deficit	(1,573,349)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 253,971